Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2023	2022
	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees	18,882	18,783
– performance and other guarantees	89,758	88,240
– other contingent liabilities	590	676
At the end of the period	109,230	107,699
Commitments:[1]
– documentary credits and short-term trade-related transactions	7,698	8,241
– forward asset purchases and forward deposits placed	72,340	50,852
– standby facilities, credit lines and other commitments to lend	793,256	768,761
At the end of the period	873,294	827,854
1    Includes $649,526m of commitments at 30 June 2023 (31 December 2022: $618,788m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.